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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Wallace Capital Management, Inc.
                 --------------------------------
   Address:      100 Crescent Court
                 --------------------------------
                 Suite 1190
                 --------------------------------
                 Dallas, TX 75201
                 --------------------------------

Form 13F File Number:
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake H. Estess
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   214/303-0200
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Blake H. Estess             Dallas, Texas         5/15/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-
                                        --------------------

Form 13F Information Table Entry Total: 52
                                        --------------------

Form 13F Information Table Value Total: $182,803
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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
                                                                           Shares/                              Voting
                                                                   Value    Princ.         Investment Other   Authority
       Name of Issuer           Title of Class        Cusip       (x$1000) Amount   SH/PRN Discretion Manager    Sole   Shared None
AbitibiBowater, Inc.            Common Stock - Long      3687209    3,816    267,220  SH      Sole       N/A    235,615
Alliance One International      Common Stock - Long    018772103    1,244    330,000  SH      Sole       N/A    330,000
Ascent Media Corp               Common Stock - Long    043632108    6,937    146,682  SH      Sole       N/A    146,682
Barrett Business Services, Inc. Common Stock - Long    068463108    4,366    220,195  SH      Sole       N/A    220,195
Berkshire Hathaway, Inc.        Class A                084670108    1,219         10  SH      Sole       N/A         10
Berkshire Hathaway, Inc.        Class B                084670702   10,774    132,880  SH      Sole       N/A    132,880
Bristol Myers Squibb Co.        Common Stock - Long    110122108      694     20,565  SH      Sole       N/A     20,565
Cambium Learning Grp, Inc.      Common Stock - Long    13201A107    1,304    492,126  SH      Sole       N/A    492,126
Capital Southwest Corporation   Common Stock - Long    140501107    2,080     22,000  SH      Sole       N/A     22,000
CBS Corp New                    Class B                124857202      416     12,261  SH      Sole       N/A     12,261
Cenveo, Inc.                    Common Stock - Long    15670S105    1,053    311,618  SH      Sole       N/A    311,618
Clorox Co Del                   Common Stock - Long    189054109    1,215     17,670  SH      Sole       N/A     17,670
Coca Cola Co                    Common Stock - Long    191216100    2,926     39,612  SH      Sole       N/A     39,612
Colgate-Palmolive Company       Common Stock - Long    194162103    1,164     11,905  SH      Sole       N/A     11,905
CorVel Corporation              Common Stock - Long    221006109      575     14,403  SH      Sole       N/A     14,403
Costco Wholesale Corporation    Common Stock - Long    22160K105      427      4,700  SH      Sole       N/A      4,700
Cross A T Co                    Common Stock - Long    227478104    3,622    300,816  SH      Sole       N/A    300,816
Dr. Pepper Snapple Group, Inc.  Common Stock - Long    26138E109    1,004     24,978  SH      Sole       N/A     24,978
Echostar Corporation            Class A                278768106    7,028    250,134  SH      Sole       N/A    250,134
Employers Holdings, Inc.        Common Stock - Long    292218104    4,368    247,425  SH      Sole       N/A    247,425
Expedia, Inc.                   Common Stock - Long    30212P105    4,039    121,328  SH      Sole       N/A    121,328
Fairfax Financial Holdings
 Limited (USA)                  Common Stock - Long    303901102    9,546     23,712  SH      Sole       N/A     23,712
Flagstone Reinsurance Holdings  Common Stock - Long    L3466T104    3,963    502,740  SH      Sole       N/A    502,740
General Mills, Inc.             Common Stock - Long    370334104    2,372     60,121  SH      Sole       N/A     60,121
GlaxoSmithKline PLC             Sponsored ADR          37733W105    2,780     61,991  SH      Sole       N/A     61,991
Hampshire Group Ltd             Common Stock - Long   4088591106      231    112,411  SH      Sole       N/A    112,411
Heinz  H J Co                   Common Stock - Long    423074103    4,122     77,018  SH      Sole       N/A     77,018
Hershey Co                      Common Stock - Long    427866108      903     14,737  SH      Sole       N/A     14,737
Iron Mountain Incorporated      Common Stock - Long    462846106    2,378     82,395  SH      Sole       N/A     82,395
Johnson & Johnson               Common Stock - Long    478160104    4,053     61,468  SH      Sole       N/A     61,468
Kraft Foods Inc.                Class A                50075N104    1,750     46,187  SH      Sole       N/A     46,187
K-Swiss Inc.                    Class A                482686102    5,953  1,451,748  SH      Sole       N/A  1,451,748
Liberty Media Corp New          Cap Com Ser A          530322106    9,501    107,781  SH      Sole       N/A    107,781
Liberty Media Corp New          Int Com Ser A          53071M104   10,038    526,542  SH      Sole       N/A    526,542
Medical Action Industries       Common Stock - Long    58449L100    2,684    469,163  SH      Sole       N/A    469,163
Merck & Co Inc.                 Common Stock - Long    58933Y105      737     19,187  SH      Sole       N/A     19,187
Meredith Corporation            Common Stock - Long    589433101    4,126    127,675  SH      Sole       N/A    127,675
Montpelier Re Holdings, Ltd.    Common Stock - Long    G62185106    8,232    426,335  SH      Sole       N/A    426,335
Multi Color Corp                Common Stock - Long    625383104      735     32,652  SH      Sole       N/A     32,652
Nicholas Financial, Inc.        Common Stock - Long    65373J209    1,272     96,412  SH      Sole       N/A     96,412
Nobility Homes, Inc.            Common Stock - Long    654892108      141     18,189  SH      Sole       N/A     18,189
Novartis AG                     Sponsored ADR          66987V109    1,172     21,155  SH      Sole       N/A     21,155
Proctor & Gamble Co             Common Stock - Long    742718109      416      6,198  SH      Sole       N/A      6,198
Republic Services               Common Stock - Long    760759100    2,461     80,657  SH      Sole       N/A     80,657
Sanofi Aventis                  Sponsored ADR          80105N105    2,116     54,795  SH      Sole       N/A     54,795
Tootsie Roll Inds Inc.          Common Stock - Long    890516107    1,614     70,361  SH      Sole       N/A     70,361
Tripadvisor, Inc.               Common Stock - Long    896945201    4,153    116,426  SH      Sole       N/A    116,426
Unilever PLC                    Spon ADR New           904767704    3,967    120,078  SH      Sole       N/A    120,078
Utah Med Prods Inc.             Common Stock - Long    917488108    1,877     60,367  SH      Sole       N/A     60,367
Wal-Mart Stores, Inc.           Common Stock - Long    931142103    6,786    111,037  SH      Sole       N/A    111,037
Washington Post Co              Class B                939640108    8,900     23,840  SH      Sole       N/A     23,840
White Mtns Ins Group Ltd.       Common Stock - Long    G9618E107   13,553     27,043  SH      Sole       N/A     27,043

Total                                                             182,803  7,998,949
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